401(k) Plan: (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
K Plan
[custom:CashContributionsToThePlan]	$ 140,000	$ 163,000
[custom:ShareValueKSOPContribution]			$ 170,000